Segment reporting - Major clients (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting - Major clients
Revenue	€ 69,783	€ 21,482	€ 36,415
Largest client
Segment reporting - Major clients
Revenue	40,600	19,000
Second largest client
Segment reporting - Major clients
Revenue	27,300	1,100
Third largest client
Segment reporting - Major clients
Revenue	€ 1,500	€ 900